Document and Entity Information	12 Months Ended
Jan. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2013
Trading Symbol	CLGL
Entity Registrant Name	CALIFORNIA GOLD CORP.
Entity Central Index Key	0001363573
Entity Filer Category	Smaller Reporting Company